TAXATION - Income Tax - Applicable Tax Rates (Details) $ in Thousands, $ in Millions					3 Months Ended	12 Months Ended
	Sep. 30, 2022	Apr. 01, 2018 USD ($)	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2022	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)						16.50%
Undistributed earnings from subsidiaries and consolidated VIEs for which no withholding tax has been accrued						$ 5,505,000	$ 4,168,000
Global minimum tax under pillar two framework						15.00%
Effective income tax rate						17.20%
Current tax provision						$ 2,438,625	$ 1,016,317	$ 763,248
Pillar Two
Effective Income Tax Rate Reconciliation [Line Items]
Global minimum tax under pillar two framework						15.00%
Current tax provision						$ 321,000
United States
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)			21.00%	35.00%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)							16.50%	16.50%
Hong Kong | Assessable profits on the first HK$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)		8.25%
Threshold assessable profits		$ 2
Hong Kong | Assessable profits in excess of HK$2 million
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)		16.50%
Threshold assessable profits		$ 2
China
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)						25.00%
Preferential tax rate (as a percent)						15.00%
Super deduction of research and development expenses (as a percent)						175.00%
Pre-tax deduction ratio for R&D expenses	75.00%				100.00%
Withholding tax rate (as a percent)						10.00%
Withholding tax rate applicable to beneficial owner ( as a percent)						5.00%
Minimum equity interest in a resident enterprise that entitles beneficial owner reduced withholding tax rate						25.00%
China | Futu Network Technology (Shenzhen) Co., Ltd.
Effective Income Tax Rate Reconciliation [Line Items]
Preferential tax rate (as a percent)						15.00%		15.00%
Preferential tax rate, valid period						3 years
Singapore
Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate (as a percent)						17.00%